Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income tax

Note 15. Income tax

On June 29, 2022, the Company completed the disposal of its 100% equity interest in Beijing Youmeng IT Co., Ltd. The Company recorded a gain on disposal of $783,003 for the year ended December 31, 2022. This disposal was not classified as a discontinued operation as Beijing Youmeng IT Co., Ltd was merely a cost centre which did not represent a separate major line of business or geographic area of operations to the Company.

On July 27, 2022, the Company completed the disposal of its 100% equity interest in Webuy Sdn Bhd. The Company recorded a gain on disposal of $42,150 during the year ended December 31, 2022. This disposal was not classified as a discontinued operation as Webuy Sdn Bhd was operating within the Company’s same core business as other subsidiaries and the operating results contributed by Webuy Sdn Bhd was immaterial to the Company’s consolidated financial statements.

Income tax expense comprises current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Enterprise income tax

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2023, 2022 and 2021.

Indonesia

Domestic statutory corporate income tax rate in Indonesia is 22% for the years ended December 31, 2023, 2022 and 2021.

Malaysia

Domestic statutory corporate income tax rate in Malaysia is subject to the Malaysia enterprise income tax rate of 24% for the years ended December 31, 2023, 2022 and 2021.

China

Domestic statutory corporate income tax rate in China is subject to the China corporate income tax rate of 25% for the years ended December 31, 2023, 2022 and 2021.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	For the years ended December 31,
	2023	2022	2021
Net loss before income taxes	$(5,162,454)	$(6,701,203)	$(8,167,154)

Income tax expenses attributable to net income at Singapore statutory rate of 17% (*)	(877,617)	(1,139,205)	(1,388,416)
Effect of different tax rates in other jurisdictions	51,540	(63,730)	(48,323)
Non-deductible expenses	302,956	537,800	34,595
Singapore tax exemption or non-taxable income	—	—	(7,159)
Unrecognized deferred tax asset	523,121	665,135	1,409,303
Total tax provision	$—	$—	$—

(*)      The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

The components of the deferred tax assets are as follows:

	As of December 31,
	2023	2022
Tax loss carry forwards	$10,358,050	$4,348,685
Deferred tax assets	1,760,869	1,408,101
Valuation allowance	(1,760,869)	(1,408,101)
Total deferred tax assets, net	$—	$—

According to Singapore Income Tax Act, due to change of ownership in New Retail, the tax losses carry forwards of $8,596,330, $8,599,651 and $8,569,992 for the years ended December 31, 2023, 2022 and 2021, respectively, cannot be used to offset future profit.